BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS

We have two segments that serve our principal markets in the United States. Our ready-mixed concrete and concrete-related products segment produces and sells ready-mixed concrete, aggregates (crushed stone, sand and gravel), concrete masonry and building materials.  This segment serves the following principal markets: north and west Texas, northern California, New Jersey, New York, Washington, D.C. and Oklahoma.  Our precast concrete products segment produces and sells precast concrete products in select markets in the western United States and the mid-Atlantic region.

On August 2, 2012, we executed a definitive asset purchase agreement to sell substantially all of the Company's California precast operations to Oldcastle Precast, Inc. (“Oldcastle”) for $21.3 million in cash, plus net working capital adjustments.  The assets purchased by Oldcastle included certain facilities, fixed assets, and working capital items.  The transaction was completed on August 20, 2012 and the results of operations have been included in discontinued operations.

We account for inter-segment sales at market prices.  Segment operating loss consists of net revenue less operating expense, including certain operating overhead directly related to the operation of the specific segment.  Corporate includes executive, administrative, financial, legal, human resources, business development and risk management activities which are not allocated to operations and are excluded from segment operating profit (loss).

The following table sets forth certain financial information relating to our continuing operations by reportable segment (in thousands):

	2011	2010		2009
	(Successor)	Period from September 1 through December 31, 2010 (Successor)	Period from January 1 through August 31, 2010 (Predecessor)	(Predecessor)
Revenue:
Ready-mixed concrete and concrete-related products	$444,064	$141,132	$272,488	$442,663
Precast concrete products	24,484	4,978	15,315	20,720
Intercompany revenue	(16,028)	(4,745)	(9,197)	(14,229)
Total revenue	$452,520	$141,365	$278,606	$449,154

Segment Operating Profit (Loss):
Ready-mixed concrete and concrete-related products	$3,601	$1,845	$233	$(46,712)
Precast concrete products	(3,147)	(879)	(219)	1,237
Gain on purchases of senior subordinated notes	—	—	—	7,406
Gain on derivative	13,422	996	—	—
Reorganization items	—	—	66,776	—
Unallocated overhead and other income	5,299	3,180	2,183	3,957
Corporate:
Selling, general and administrative expense	(19,674)	(7,830)	(16,448)	(18,044)
Loss on sale of assets	—	—	—	(3)
Interest expense, net	(11,057)	(3,385)	(17,369)	(25,941)
Income (loss) from continuing operations before income taxes and non-controlling interest	$(11,556)	$(6,073)	$35,156	$(78,100)

Depreciation, Depletion and Amortization:
Ready-mixed concrete and concrete-related products	$16,203	$5,684	$13,456	$21,243
Precast concrete products	335	109	460	822
Corporate	2,251	771	1,598	2,212
Total depreciation, depletion and amortization	$18,789	$6,564	$15,514	$24,277

Capital Expenditures:
Ready-mixed concrete and concrete-related products	$5,827	$1,747	$4,027	$13,562
Precast concrete products	337	39	204	77
Total capital expenditures	$6,164	$1,786	$4,231	$13,639

Revenue by Product:
Ready-mixed concrete	$386,217	$120,887	$234,679	$383,776
Precast concrete products	24,484	4,978	15,315	20,720
Building materials	9,617	2,723	5,500	8,948
Aggregates	13,419	6,887	10,681	21,857
Other	18,783	5,890	12,431	13,853
Total revenue	$452,520	$141,365	$278,606	$449,154

	(Successor) 2011	(Successor) 2010
Identifiable Assets (as of December 31):
Ready-mixed concrete and concrete-related products	$108,201	$119,362
Precast concrete products	10,575	11,259
Corporate	7,449	9,653
Total identifiable assets	$126,225	$140,274